Related party transactions (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Straits Energy Resources Berhad [Member]
Related Party Transaction [Line Items]
Due from related party	$ 16,892,805	$ 11,911,593
Interest-bearing rate	8.25%	8.25%
Maximum potential liability under guarantees	$ 1,798,391
Related Party [Member]
Related Party Transaction [Line Items]
Due from related party	17,992,929	$ 11,592,567
Interest income	$ 617,809	$ 375,365	$ 32,089